Share-Based Compensation (Details 4) (USD $)	1 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Other Equity Compensation
Additional paid-in capital		$ 788,246,874	$ 686,378,493
Group of five employees
Other Equity Compensation
Number of years should serve by five employee individual shareholders after acquisition	2 years
Additional paid-in capital	4,276,810
Recognition period of stock based compensation expense	2 years
Compensation expense		534,601
Total unrecognized compensation expense		$ 3,742,209